Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies Details Narrative
Restricted cash	$ 265,131		$ 264,992
Accrued interest	466		327
Letter of credit interest rate	0.20%		0.25%
Options to purchase common shares	7,353,667	2,070,000	6,972,967
warrants to purchase common shares	8,063,665	493,500	8,112,696
Convertible debt amount	$ 800,000	$ 650,000	$ 800,000
Convertible debt shares	1,357,143	951,126	1,357,143
Warrants to purchase common shares outstanding				456,000
Convertible preferred shares				15,403,006
Preferred shares converted to common shares				13,677,274